Exploration and Evaluation Assets (Tables)	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
The following details the changes in exploration and evaluation assets in the Saguenay Region of Quebec for the two years ended February 29, 2024:

The following details the changes in exploration and evaluation assets in the Saguenay Region of Quebec for the two years ended February 29, 2024:

	Lac`a l’Orignal Flagship area (a) $	Begin - Lamarche area (b) $	Bluesky area (c) $	Total $
Balance as at February 28, 2022	—	—	—	—
Acquisition costs	3,270,709	264,200	109,325	3,644,234
Balance as at February 28, 2023	3,270,709	264,200	109,325	3,644,234
Acquisition costs	—	22,825	—	22,825
Impairment	—	—	(109,325)	(109,325)
Balance as at February 29, 2024	3,270,709	287,025	—	3,557,734

Schedule of mining exploration and metallurgy comprehensive loss

Schedule of mining exploration and metallurgy comprehensive loss

	Lac`a l’Orignal Flagship area (a) $	Begin - Lamarche area (b) $	Bluesky area (c) $	Total $
Balance as at February 28, 2022	—	—	—	—

Consulting	18,500	36,101	—	54,601
Survey, Drilling & Geophysics	286,486	514,651	—	801,137
Metallurgical Testing	328,705	—	—	328,705
Balance as at February 28, 2023	633,691	550,752	—	1,184,443

Consulting	197,208	20,065	—	217,273
Survey, Drilling & Geophysics	34,060	2,763,240	72,268	2,869,568
Metallurgical Testing	58,335	374,921	—	433,256
Balance as at February 29, 2024	289,603	3,708,978	72,268	3,520,097